Annual Fund Operating Expenses - SPARROW GROWTH FUND SUMMARY	Dec. 31, 2025
Class A C [Member] | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%
Net Expenses (as a percentage of Assets)	1.78%
Class A C [Member] | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Net Expenses (as a percentage of Assets)	2.28%
No Load [Member] | No Load
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Net Expenses (as a percentage of Assets)	1.28%